Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Statement of Compliance
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2022 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021.

Functional and reporting currency
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.

Use of estimates and judgements
Use of estimates and judgements
The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
Estimates are based on management’s knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

As a result of increases in interest rates, the Company assessed the impact of utilizing a higher discount rate, 2.0%, in its most recent pension obligation actuarial valuation performed as of December 31, 2021. The use of a higher discount rate resulted in a decrease of KUSD 3.6 million to its Defined benefit pension liabilities with a corresponding offset to Other comprehensive loss which was recorded during the second quarter of 2022. The reduction in its Defined benefit pension liability was capped at the fair value of the Company’s pension plan assets. The Company expects to perform its annual actuarial valuation in conjunction with its fiscal year ending December 31, 2022.
In preparing these unaudited condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the consolidated financial statements for the year ended December 31, 2021. There have been no material changes to the significant accounting policies other than those described in note 3, "Significant accounting policies". In addition, significant judgements were required in determining the fair value of the Company’s warrant obligations as set out in note 14 “Senior secured term loan facility and warrants” and note 16 ”Deerfield warrants,” including the selection of the valuation methodology to use, as well as determining the underlying valuation assumptions.
Description Of Accounting Policy For Other Income (Expense) Explanatory
Other income (expense)
For periods prior to December 31, 2021, individual components of Non-operating (expense) income were reported separately within the statement of operations. Prior periods have been recast to conform to the current period presentation. See Note 8, “Non-operating (expense) income” for further information.

Revenue Recognition
Revenue Recognition
License Arrangements

On January 18, 2022, the Company entered into an exclusive license agreement with MTPC for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan. Furthermore, on July 8, 2022, the Company entered into an exclusive license agreement with Sobi for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications outside of the U.S., greater China, Singapore and Japan. In previous years, the Company had generated revenue from the sale of its product candidates and service revenues from a license and collaboration arrangement. See note 5 “License Revenue” for further information on the MTPC and Sobi arrangement.

The Company recognizes revenues from license fees for intellectual property (IP) either at a point in time or over time. The Company must make an assessment as to whether such a license represents a right-to-use the IP (at a point in time) or a right to access the IP (over time). The Company recognizes revenue for a right-to-use license immediately if the licensee can begin to use and benefit from the IP upon commencement of the license term and the Company has no further obligations in the context of the IP. A license is considered a right to access the IP when the Company undertakes activities during the license term that may significantly affect the IP, which directly exposes the customer to any positive or negative effects arising from such activities. These activities do not result in the immediate transfer of a good or service to the customer. As such, revenues from the right to access the IP are recognized over time.

The Company may enter into agreements with multiple performance obligations. Performance obligations are identified and separated when the other party can benefit from the license on its own or together with other resources that are readily available, and the license is separately identifiable from other goods or services in the contract.

Transaction prices for out-license arrangements may include fixed up-front amounts as well as variable consideration such as contingent development and regulatory milestones, sales-based milestones and royalties. The most likely amount method is used to estimate contingent development and regulatory milestones because the ultimate outcomes are binary in nature. Variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved. To the extent arrangements include multiple performance obligations that are separable, the transaction price assigned to each distinct performance obligation is reflective of the relative stand-alone selling price when sold separately or estimated stand-alone selling price on the basis of comparable transactions with other customers when such goods or services are not sold separately. The residual approach is the method used to estimate a stand-alone selling price when the selling price for a good or service is highly variable or uncertain.

In determining the transaction prices, sales milestones and royalties attributable to licenses are excluded from the variable consideration guidance and recognized at the later of when the subsequent sales transaction occurs, or the satisfaction or partial satisfaction of the performance obligation to which some or all of the royalty has been allocated.
Senior secured term loan facility

The Company, ADCT UK and ADCT America entered into a USD 175.0 million Loan Agreement on August 15, 2022, pursuant to which the counterparty agreed to extend secured term loans to the Company in disbursements as follows: (i) a First Tranche and (ii) Future Tranches. See note 14, “Senior secured term loan facility and warrants.”

Accounting for the First Tranche

On August 15, 2022, the Company drew down the First Tranche of the senior secured term loans in the amount of USD 120.0 million and issued to the lenders under the Loan Agreement warrants to purchase an aggregate of 527,295 common shares, which warrants have an exercise price of USD 8.30 per share. These senior secured term loans have been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a warrant obligation and (ii) a loan.

i) The warrant obligation is presented in the unaudited condensed consolidated interim balance sheet as a liability given the warrants may be settled through a cash or cashless exercise by the warrant holder. The liability was initially measured at fair value using a Black-Scholes pricing model and is subsequently remeasured to fair value at each reporting date. Changes in the fair value (gains or losses) of the warrant obligation at the end of each period are recorded in the unaudited condensed consolidated interim statement of operations.

ii) The senior secured term loan’s initial fair value is the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the warrant obligation. The loan is subsequently measured at its amortized cost using an effective interest rate ("EIR") in accordance with IFRS 9. Given the interest rate in the senior secured term loans is variable and dependent upon market factors, the Company will update the EIR at the end of each reporting period for changes in the rate. The revised EIR will be used prospectively with no income or expense recorded in the period of interest rate change. The loan is presented as a financial liability in the unaudited condensed consolidated interim balance sheet. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability in the unaudited condensed consolidated interim balance sheet. The remainder of the amount is presented as a long-term liability.

Expenses and fees payable upon the issuance of the First Tranche of senior secured term loans were allocated pro rata to the above two components. The share of expenses allocated to the warrant obligation were charged directly to the unaudited condensed consolidated interim statement of operations, while the share of expenses allocated to the residual senior secured term loans was deducted from the loan and included in the calculation of the EIR.

Accounting for the Future Tranches
The Company has no obligation to draw down the Future Tranches of the senior secured term loans. Therefore, the Company will account for the Future Tranches when drawn upon as a liability and subsequently measure the liability at amortized cost in accordance with IFRS 9. Transaction costs associated with the Future Tranches will be deducted from the loan.
New and amended IFRS standards
New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2022, that are relevant to the Group and that have had any impact in the interim period. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.